Supplemental disclosures with respect to cash flows (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Summary of supplemental cash flow

	March 31,	March 31,
	2026	2025
	$	$
Prepayments and receivables	85,912	65,385
Accounts payable and accrued liabilities	(1,544)	29,640
Accounts payable to related parties	–	(3,372)
Net change	84,368	91,653